Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7 .	INTANGIBLE ASSETS, NET
Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Trade name	709,591	793,024
Active user	379,387	394,714
Technology	28,911	37,022
License	51,178	51,178
Less: accumulated amortization	(531,416)	(537,302)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(82,456)	(113,866)

Net book value	17,086	86,661

Amortization expenses charged to the consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024 were RMB5,116, RMB5,116 and RMB5,886, respectively. The
Group did not record any impairment loss on acquired intangible assets for the years ended December 31, 2022, 2023 and 2024.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2025	14,485
2026	14,485
2027	10,595
2028	7,915
2029	7,793
Thereafter	31,388

Total	86,661